Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and other current assets
Rebate receivable from suppliers	¥ 197,775		¥ 239,816
Value-added tax ("VAT") recoverable	133,727		125,644
Prepaid expenses	100,970		84,268
Deposits (1)	54,248		62,889
Interest receivables	58,756		11,352
Employee advances (2)	5,645		8,428
Others	39,229		22,018
Prepayment and other current assets	¥ 590,350	$ 83,149	¥ 554,415